Annual Fund Operating Expenses - Q3 All-Season Tactical Advantage ETF - Q3 All-Season Tactical Advantage ETF	Dec. 10, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.78%	[1]

[1]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of the expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.